Annual Total Returns - Service	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Lazard Retirement Emerging Markets Equity Portfolio
Prospectus [Line Items]
Annual Return [Percent]	41.77%	7.43%	22.27%	(15.12%)	5.47%	(1.27%)	18.14%	(18.56%)	27.82%	20.78%
Lazard Retirement Global Dynamic Multi-Asset Portfolio
Prospectus [Line Items]
Annual Return [Percent]	15.72%	8.60%	10.81%	(17.38%)	11.94%	0.81%	17.79%	(6.57%)	20.53%	3.30%
Lazard Retirement International Equity Portfolio
Prospectus [Line Items]
Annual Return [Percent]	33.12%	5.63%	15.88%	(15.01%)	5.83%	8.24%	21.00%	(13.91%)	22.33%	(4.29%)
Lazard Retirement US Small Cap Equity Select Portfolio
Prospectus [Line Items]
Annual Return [Percent]	2.18%	11.12%	10.02%	(15.52%)	19.87%	6.76%	29.93%	(13.24%)	13.95%	15.78%